BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Prepaid insurance	$ 7,459	$ 138
Accrued interest and dividends		201
Prepaid software	2,564	279
Prepaid hardware	30
Income tax receivable	494	494
Short-term deposits	448	55
Other prepaid expenses	1,647	176
Other current assets	104	24
Total prepaid expenses and other current assets	$ 12,746	$ 1,367